Significant Accounting Policies (Details) - Schedule of net loss per share and the weighted average number of shares - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss applicable to common stockholders		$ (3,358)	$ (1,625)	$ (718)
Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	9,459,253	14,341,518	11,171,704	9,459,253
Net loss of shares of common, basic and diluted	$ (0.07)	$ (0.23)	$ (0.15)	$ (0.07)